Offerings - Offering: 1	May 05, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 156,552,996.81
Carry Forward Form Type	S-3
Carry Forward File Number	333-272936
Carry Forward Initial Effective Date	Jun. 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,107.22
Offering Note	IDEAYA Biosciences, Inc. (the "Company") previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $350,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on January 19, 2024 (the "2024 ATM Prospectus Supplement"), pursuant to IDEAYA Biosciences, Inc.'s registration statement on Form S-3ASR (File No. 333-272936) filed with the Securities and Exchange Commission on June 26, 2023 (the "Prior Registration Statement"). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company paid a filing fee of $51,660.00 in connection with the registration of shares of common stock having a maximum aggregate offering price of $350,000,000 to be issued and sold as part of an "at-the-market" offering. Of those shares of common stock, shares having an aggregate sales price of $193,447,003.19 have been sold and shares of common stock with a maximum aggregate offering price of $156,552,996.81 remain unsold (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $23,107.22 that were previously paid on January 19, 2024 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement is deemed terminated as of the effective date of this registration statement.